Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment.
Summary of property and equipment

	Processing					Construction in
	servers and	Computers and		Right of use of		progress (CIP) and
	engineering	office	Leasehold	leased assets	Other	Advances for
	equipment	equipment	improvements	(Note 22)	equipment	equipment	Total
Cost
Balance as of December 31, 2020	1,402	322	453	1,630	44	23	3,874
Transfer between groups	18	—	—	—	—	(18)	—
Additions	194	67	11	40	4	44	360
Disposals	(26)	(32)	(171)	(361)	(13)	—	(603)
Balance as of December 31, 2021	1,588	357	293	1,309	35	49	3,631
Transfer between groups	4	18	—	—	—	(22)	—
Additions	108	60	5	156	3	55	387
Additions from business combinations		26	—	28	1	—	55
Disposals	(124)	(92)	(111)	(418)	(10)	—	(755)
Balance as of December 31, 2022	1,576	369	187	1,075	29	82	3,318

Accumulated depreciation and impairment:
Balance as of December 31, 2020	(764)	(205)	(440)	(543)	(29)	—	(1,981)
Depreciation charge	(253)	(74)	(6)	(273)	(5)	—	(611)
Disposals	22	18	171	160	7	—	378
Balance as of December 31, 2021	(995)	(261)	(275)	(656)	(27)	—	(2,214)
Depreciation charge	(212)	(63)	(9)	(246)	(7)	—	(537)
Disposals	104	88	112	282	10	—	596
Balance as of December 31, 2022	(1,103)	(236)	(172)	(620)	(24)	—	(2,155)

Net book value
As of December 31, 2020	638	117	13	1,087	15	23	1,893
As of December 31, 2021	593	96	18	653	8	49	1,417
As of December 31, 2022	473	133	15	455	5	82	1,163